THE ADVISORS’ INNER CIRCLE FUND III

Barrow Hanley Credit Opportunities Fund

Barrow Hanley Floating Rate Fund

Barrow Hanley US Value Opportunities Fund

Barrow Hanley Emerging Markets Value Fund

Barrow Hanley International Value Fund

(the “Funds”)

Supplement dated April 17, 2023

to the

Funds’ Statement of Additional Information (the “SAI”) dated March 1, 2023

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Effective immediately, the SAI is hereby amended and supplemented as follows:

In the “The Portfolio Managers” section of the SAI, the table in “Fund Shares Owned by the Portfolio Managers” section is deleted and replaced with the following table:

Name	Dollar Range of Fund Shares Owned[1]
Randolph Wrighton, Jr.	$100,001 - $500,000 (Concentrated Emerging Markets ESG Opportunities Fund) $100,001 - $500,000 (Emerging Markets Value Fund) $500,001 - $1,000,000 (International Value Fund)
Sherry Zhang	$10,001 - $50,000 (Concentrated Emerging Markets ESG Opportunities Fund) $50,001 - $100,000 (Emerging Markets Value Fund)
David Feygenson	$10,001 - $50,000 (Concentrated Emerging Markets ESG Opportunities Fund) $10,001 - $50,000 (Emerging Markets Value Fund)
Deborah Petruzzelli	None
Scott McDonald	None
Justin Martin	$100,001 - $500,000 (Total Return Bond Fund)
Matthew Routh	$100,001 - $500,000 (Total Return Bond Fund)
Nick Losey	$100,001 - $500,000 (Credit Opportunities Fund) $100,001 - $500,000 (Floating Rate Fund)
Chet Paipanandiker	$50,001 - $100,000 (Credit Opportunities Fund) $10,001 - $50,000 (Floating Rate Fund)
Michael Trahan	$50,001 - $100,000 (Credit Opportunities Fund) $50,001 - $100,000 (Floating Rate Fund)
Mark Giambrone	Over $1,000,000 (US Value Opportunities Fund)
Michael Nayfa	$100,001 - $500,000 (US Value Opportunities Fund)
Terry Pelzel	$100,001 - $500,000 (US Value Opportunities Fund)
TJ Carter	$10,001 - $50,000 (International Value Fund)
Patrik Wibom	None

[1]	Valuation date is December 31, 2022.

Please retain this supplement for future reference.

PBH-SK-008-0100